Common Stockholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 15, 2014
Stockholders Equity [Line Items]
Equity method investment, ownership percentage		14.40%
Decrease of common stock outstanding		193,565,794
Trading days description		The amount of the payment will be the weighted average trading price of the common shares on the New York Stock Exchange for the 20 consecutive trading days ending on the last business day prior to the exchange date
Preferred unit dividends accrued and preferred unit accretion recorded by Partnership		$ 317.6
Noncontrolling interest recognized in connection with VIE restaurants	$ 1,100,000
Number of common shares received for warrant exercised		8,438,225
Warrants exercise price to purchase common shares		$ 0.01
Cash dividend payments		$ 105,600,000	$ 84,300,000	$ 14,000,000
Number of stock issued under bonus program		100,000	300,000	1,500,000
Proceeds from issue of shares under bonus program		$ 3,300,000	$ 3,500,000	$ 5,400,000
Warrant [Member]
Stockholders Equity [Line Items]
Number of common shares received for warrant exercised	8,438,225				8,438,225
Warrants exercise price to purchase common shares	$ 0.01
Proceeds from warrants	$ 247,600,000
Partnerships Exchangeable Units [Member]
Stockholders Equity [Line Items]
Partnership exchangeable units economic interest		56.70%
Partnership exchangeable units economic interest, Amount		$ 265,041,783
Burger King Worldwide [Member]
Stockholders Equity [Line Items]
Equity method investment, ownership percentage		100.00%
Decrease of common stock outstanding		352,042,242
Burger King Worldwide [Member] | Partnerships Exchangeable Units [Member]
Stockholders Equity [Line Items]
Partnership exchangeable units economic interest, Amount		$ 265,041,783